SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of General Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 2,035	$ 2,032	$ 2,361
Professional fees	1,361	1,224	1,241
Depreciation and amortization	43	56	66
Other	360	469	416
General and administrative expenses	$ 3,799	$ 3,781	$ 4,084